GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of components of general and administrative expense

	For years ended December 31,
	2025	2024
Salaries and related benefits(1)	$80,351	$27,794
General and Administrative Expenses(2)	40,443	35,355
Total general and administrative	$120,794	$63,149
Includes share-based compensation expense in the amount of $60.2 million for the year ended December 31, 2025 ($6.6 million for the year ended December 31, 2024).
(2) Includes professional and consulting fees, travel and lodging expenses, office and IT expenses, and depreciation in the amount of $0.4 million for the year ended December 31, 2025 ($1.4 million for the year ended December 31, 2024) for Corporate and other assets.